Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000232065 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A
Average Annual Return, Percent		3.68%	2.23%	1.34%
C000246508 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short Term Investment Fund for Puerto Rico Residents, Inc. - Class B
Average Annual Return, Percent	1.45%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.64%	6.08%	(0.73%)	1.76%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent	4.28%	4.71%	2.78%	1.98%